Trade and Other Receivables, Prepayments and Contract Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Current Trade and Other Receivables, Prepayments and Contract Assets

	As of December 31,
	2021	2020
	$’000	$’000
Trade receivables (Note 8)	8,278	4,674
Other receivables	13,796	8,914
Prepayments	21,516	6,463
Contract assets	4,484	2,378
VAT receivable (payable)	2,045	(63)
	50,119	22,366

Description of Changes in Contract Assets
The table below shows significant changes in contract assets:

	2021	2020
	$’000	$’000
Balance at January 1	2,378	1,541
Revenues recognized but not billed	3,444	1,511
Amounts reclassified to trade receivable	(1,338)	(674)
Balance at December 31	4,484	2,378